Income taxes - Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Current income tax expense	¥ 621,488	¥ 319,456	¥ 235,382
Deferred income tax benefit	(2,237,913)	(339,586)	(145,633)
Total income tax expense (benefit)	¥ (1,616,425)	¥ (20,130)	¥ 89,749